Equity-based participation plans for associates (Details 3) - Select outside North America Pure in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) year	Dec. 31, 2017 USD ($)
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at beginning of period	7.4	9.5
Weighted average exercise price of share options outstanding at beginning of period	$ 59.5	$ 59.4
Number of share options exercised or sold	(1.8)	(2.1)
Weighted average exercise price of share options exercised or sold	$ 58.2	$ 59.2
Number of share options outstanding at end of period	5.6	7.4
Weighted average exercise price of share options outstanding at end of period	$ 59.9	$ 59.5
Number of share options exercisable			5.6	7.4
Weighted average exercise price of share options exercisable			$ 59.9	$ 59.5
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Exercise price of outstanding share options			$ 73.1
Number of share options outstanding in share-based payment arrangement	5.6	9.5	5.6	7.4
Weighted average remaining contractual life of outstanding share options | year			2
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 59.9	$ 59.4	$ 59.9	$ 59.5
46.7
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.3
Weighted average exercise price of share options outstanding at end of period	$ 46.7
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.3		0.3
Weighted average remaining contractual life of outstanding share options | year			0
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 46.7		$ 46.7
54.5
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.9
Weighted average exercise price of share options outstanding at end of period	$ 54.5
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.9		0.9
Weighted average remaining contractual life of outstanding share options | year			1
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 54.5		$ 54.5
57.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	0.8
Weighted average exercise price of share options outstanding at end of period	$ 57.0
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	0.8		0.8
Weighted average remaining contractual life of outstanding share options | year			2
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 57.0		$ 57.0
57.6
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	1.3
Weighted average exercise price of share options outstanding at end of period	$ 57.6
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	1.3		1.3
Weighted average remaining contractual life of outstanding share options | year			3
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 57.6		$ 57.6
66.0
Disclosure of number and weighted average exercise prices of share options [roll forward]
Number of share options outstanding at end of period	2.3
Weighted average exercise price of share options outstanding at end of period	$ 66.0
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
Number of share options outstanding in share-based payment arrangement	2.3		2.3
Weighted average remaining contractual life of outstanding share options | year			4
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 66.0		$ 66.0